Share-Based Compensation - Summary of non-vested stock option activities (Detail) - $ / shares			12 Months Ended
	Jan. 31, 2020	Jan. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numbers of shares
Granted			133,913
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding			7,702,066	9,812,881	13,005,596
Granted					640,000
Forfeited	(332,566)	(332,566)	(10,500)	(338,876)	(397,500)
Number of shares Outstanding			2,569,017	7,702,066	9,812,881
2017 Plan [Member] | Employee Stock Option [Member]
Numbers of shares
Number of shares Outstanding			911,142
Granted					640,000
Vested			(900,642)
Forfeited			(10,500)
Number of shares Outstanding			0	911,142
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 4.96
Vested			4.96
Forfeited			5.65
Weighted average grant date fair value Outstanding			$ 0	$ 4.96
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding			10,589,671	13,536,588
Granted					13,991,528
Number of shares Outstanding			7,553,236	10,589,671	13,536,588
2018 Plan [Member] | Employee Stock Option [Member]
Numbers of shares
Number of shares Outstanding			825,000
Vested			(825,000)
Number of shares Outstanding			0	825,000
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 5.57
Vested			5.57
Weighted average grant date fair value Outstanding			$ 0	$ 5.57
2019 Plan [Member]
Numbers of shares
Number of shares Outstanding			72,000
Granted				72,000
Vested			(24,000)
Number of shares Outstanding			48,000	72,000
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 4.50
Vested			4.50
Weighted average grant date fair value Outstanding			$ 4.50	$ 4.50
2021 Plan [Member]
Numbers of shares
Granted			2,698,245
Forfeited			(253,805)
Number of shares Outstanding			2,444,440
Weighted average Grant date fair value
Forfeited			$ 14.66
Granted			14.17
Weighted average grant date fair value Outstanding			$ 14.12
2020 Plan [Member]
Numbers of shares
Number of shares Outstanding			1,044,368
Granted			133,913	1,068,733
Vested			(261,353)
Forfeited			(111,495)
Number of shares Outstanding			805,433	1,044,368
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 8.71
Vested			9.03
Forfeited			8.65
Granted			13.33
Weighted average grant date fair value Outstanding			$ 9.44	$ 8.71